Write-Downs of Long-Lived Assets - Long-Lived Assets Classified as Held for Sale (Detail) - Discontinued Operations, Held-for-sale - Real estate properties and transportation equipment - JPY (¥)
¥ in Millions
	Mar. 31, 2022	Mar. 31, 2021
Long Lived Assets Held-for-sale [Line Items]
Investment in operating leases	¥ 35,061	¥ 8,055
Property under facility operations	8,376	0
Office facilities	1,375	0
Other assets	1,556	0
Other liabilities	¥ 1,761	¥ 0